UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity® Strategic Income Fund : FADMX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Income Fund	$ 67	0.64%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Strategic Income Fund	9.00%	3.18%	4.04%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	3.32%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.33%
A   From April 13, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$15,434,610,570
Number of Holdings	986
Total Advisory Fee	$95,947,155
Portfolio Turnover	72%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.8
AA - 2.5
A - 0.9
BBB - 6.9
BB - 12.8
B - 16.3
CCC,CC,C - 6.4
D - 0.0
Not Rated - 12.0
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 12.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.5
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.6
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.5
Germany - 5.5
Mexico - 1.6
Canada - 1.5
United Kingdom - 1.3
Brazil - 1.0
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Turkey - 0.8
Others - 12.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.5
German Federal Republic	5.5
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.9
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
NVIDIA Corp	0.9
X Corp	0.8
TransDigm Inc	0.8
Argentine Republic	0.7
33.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914225.101    3082-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class Z : FIWDX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.58%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	8.97%	3.22%	4.39%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	3.54%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.46%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$15,434,610,570
Number of Holdings	986
Total Advisory Fee	$95,947,155
Portfolio Turnover	72%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.8
AA - 2.5
A - 0.9
BBB - 6.9
BB - 12.8
B - 16.3
CCC,CC,C - 6.4
D - 0.0
Not Rated - 12.0
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 12.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.5
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.6
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.5
Germany - 5.5
Mexico - 1.6
Canada - 1.5
United Kingdom - 1.3
Brazil - 1.0
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Turkey - 0.8
Others - 12.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.5
German Federal Republic	5.5
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.9
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
NVIDIA Corp	0.9
X Corp	0.8
TransDigm Inc	0.8
Argentine Republic	0.7
33.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914226.101    3286-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class M : FSIAX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.93%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	4.32%	2.04%	4.08%
Class M (without 4.00% sales charge)	8.67%	2.88%	4.51%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	4.15%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$15,434,610,570
Number of Holdings	986
Total Advisory Fee	$95,947,155
Portfolio Turnover	72%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.8
AA - 2.5
A - 0.9
BBB - 6.9
BB - 12.8
B - 16.3
CCC,CC,C - 6.4
D - 0.0
Not Rated - 12.0
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 12.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.5
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.6
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.5
Germany - 5.5
Mexico - 1.6
Canada - 1.5
United Kingdom - 1.3
Brazil - 1.0
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Turkey - 0.8
Others - 12.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.5
German Federal Republic	5.5
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.9
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
NVIDIA Corp	0.9
X Corp	0.8
TransDigm Inc	0.8
Argentine Republic	0.7
33.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914228.101    638-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class I : FSRIX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.68%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	8.96%	3.14%	4.76%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	4.15%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$15,434,610,570
Number of Holdings	986
Total Advisory Fee	$95,947,155
Portfolio Turnover	72%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.8
AA - 2.5
A - 0.9
BBB - 6.9
BB - 12.8
B - 16.3
CCC,CC,C - 6.4
D - 0.0
Not Rated - 12.0
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 12.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.5
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.6
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.5
Germany - 5.5
Mexico - 1.6
Canada - 1.5
United Kingdom - 1.3
Brazil - 1.0
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Turkey - 0.8
Others - 12.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.5
German Federal Republic	5.5
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.9
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
NVIDIA Corp	0.9
X Corp	0.8
TransDigm Inc	0.8
Argentine Republic	0.7
33.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914229.101    648-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class C : FSRCX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 175	1.68%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	6.88%	2.10%	3.88%
Class C	7.88%	2.10%	3.88%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	4.15%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$15,434,610,570
Number of Holdings	986
Total Advisory Fee	$95,947,155
Portfolio Turnover	72%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.8
AA - 2.5
A - 0.9
BBB - 6.9
BB - 12.8
B - 16.3
CCC,CC,C - 6.4
D - 0.0
Not Rated - 12.0
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 12.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.5
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.6
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.5
Germany - 5.5
Mexico - 1.6
Canada - 1.5
United Kingdom - 1.3
Brazil - 1.0
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Turkey - 0.8
Others - 12.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.5
German Federal Republic	5.5
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.9
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
NVIDIA Corp	0.9
X Corp	0.8
TransDigm Inc	0.8
Argentine Republic	0.7
33.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914227.101    523-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class A : FSTAX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.93%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	4.23%	2.04%	4.07%
Class A (without 4.00% sales charge)	8.58%	2.87%	4.50%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	4.15%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$15,434,610,570
Number of Holdings	986
Total Advisory Fee	$95,947,155
Portfolio Turnover	72%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.8
AA - 2.5
A - 0.9
BBB - 6.9
BB - 12.8
B - 16.3
CCC,CC,C - 6.4
D - 0.0
Not Rated - 12.0
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 12.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.5
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.6
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.5
Germany - 5.5
Mexico - 1.6
Canada - 1.5
United Kingdom - 1.3
Brazil - 1.0
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Turkey - 0.8
Others - 12.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.5
German Federal Republic	5.5
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.9
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
NVIDIA Corp	0.9
X Corp	0.8
TransDigm Inc	0.8
Argentine Republic	0.7
33.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914224.101    260-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$105,600	$-	$10,100	$1,000

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$101,600	$-	$10,300	$2,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
Deloitte Entities	$2,443,300	$3,361,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Strategic Income Fund

Annual Report
December 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Strategic Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.5844% 10/20/2037 (h)(i)(n)	324,000	327,750
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (h)(i)(n)	836,000	839,168
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.6936% 1/16/2037 (h)(i)(n)	250,000	250,066
TOTAL BAILIWICK OF JERSEY		1,416,984
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.4045% 4/15/2037 (h)(i)(n)	538,000	540,383
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (h)(i)(n)	498,000	494,636
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (h)(i)(n)	333,000	335,282
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (h)(i)(n)	501,000	509,115
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (h)(i)(n)	321,000	324,401
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2154% 7/24/2038 (h)(i)(n)	798,000	818,529
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (h)(i)(n)	488,000	488,374
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (h)(n)	404,000	397,208
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.5545% 4/15/2038 (h)(i)(n)	668,000	671,321
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (h)(i)(n)	716,000	718,149
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (h)(i)(n)	393,000	394,610
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (h)(i)(n)	658,000	671,789
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (h)(i)(n)	468,000	472,744
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2344% 10/20/2037 (h)(i)(n)	178,000	179,724
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (h)(i)(n)	1,091,000	1,119,794
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (h)(i)(n)	410,000	410,125
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (h)(i)(n)	2,231,000	2,244,446
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (h)(i)(n)	1,262,000	1,276,850
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (h)(i)(n)	460,000	461,520
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (h)(i)(n)	707,000	711,973
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (h)(i)(n)	218,000	221,282
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (n)	308,000	314,886
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (h)(i)(n)	395,000	400,101
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (h)(i)(n)	519,000	522,503
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (h)(i)(n)	464,000	467,464
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (h)(i)(n)	553,000	555,293
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (h)(i)(n)	876,000	883,382
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (h)(i)(n)	319,000	315,594
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (h)(i)(n)	738,000	734,329
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (h)(i)(n)	1,085,000	1,077,746
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (h)(i)(n)	274,000	273,425
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (h)(i)(n)	826,000	843,661
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		19,850,639
UNITED STATES - 0.0%
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (n)	325,000	329,260
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (h)(i)(n)	375,000	380,035
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.5742% 9/25/2032 (h)(i)(n)	229,690	229,689
TOTAL UNITED STATES		938,984
TOTAL ASSET-BACKED SECURITIES (Cost $22,011,706)		22,206,607

Bank Loan Obligations - 4.4%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (g)(h)(i)	4,119,326	4,139,923
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (g)(h)(i)	7,005,441	6,995,213
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (g)(h)(i)	5,405,000	5,357,706
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 8/7/2026 (g)(h)(i)	190,967	169,365
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 0% (g)(h)(i)(k)	461,791	74,657
Klockner Pentaplast of America Inc Tranche DIP ROLLUP, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 7/27/2026 (g)(h)(i)	304,802	270,323
TOTAL MATERIALS		514,345
TOTAL LUXEMBOURG		5,872,051
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (g)(h)(i)	9,315,872	9,350,806
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (g)(h)(i)	5,207,250	4,241,722
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2161% 9/27/2029 (g)(h)(i)	5,168,011	5,152,921
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (g)(h)(i)	19,294,560	19,350,900
TOTAL UNITED KINGDOM		24,503,821
UNITED STATES - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 18.3767% 3/25/2026 (g)(h)(i)	4,773,905	3,144,810
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (g)(h)(i)(j)	127,095	132,920
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (g)(h)(i)	1,167,711	1,221,228
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (g)(h)(i)(j)	127,637	127,637
		4,626,595
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (g)(h)(i)	342,575	342,489
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 1/31/2029 (g)(h)(i)	3,445,750	3,415,600
		3,758,089
TOTAL COMMUNICATION SERVICES		8,384,684
Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/6/2030 (g)(h)(i)	1,234,406	1,234,567
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/23/2032 (g)(h)(i)	2,857,581	2,871,868
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 6/20/2031 (g)(h)(i)	1,526,872	1,512,123
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (g)(h)(i)	15,236,392	11,712,977
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 5/15/2028 (g)(h)(i)	11,160,739	11,188,641
		22,901,618
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/29/2029 (g)(h)(i)	12,843,529	12,836,979
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (g)(h)(i)	3,868,696	3,715,573
		16,552,552
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (g)(h)(i)	5,410,000	5,412,705
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (g)(h)(i)	1,994,826	2,004,800
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4661% 12/4/2031 (g)(h)(i)	1,178,561	1,147,989
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5839% 6/6/2031 (g)(h)(i)	51,086,597	47,834,935
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (g)(h)(i)	675,000	678,233
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 1/30/2031 (g)(h)(i)	920,346	920,834
		52,586,791
TOTAL CONSUMER DISCRETIONARY		103,072,224
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (g)(h)(i)	813,090	534,607
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (g)(h)(i)	530,287	526,473
		1,061,080
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/12/2031 (g)(h)(i)	925,965	924,705
TOTAL CONSUMER STAPLES		1,985,785
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (g)(h)(i)	583,592	584,077
Mesquite Energy Inc 1LN, term loan 0% (g)(h)(j)(k)	1,476,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (g)(h)(i)(j)(k)	3,422,531	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (g)(h)(i)	10,044,762	4,098,263
TOTAL ENERGY		4,682,340
Financials - 0.5%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (g)(h)(i)	5,137,017	5,162,086
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 9/15/2031 (g)(h)(i)	10,370,316	10,385,042
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (g)(h)(i)	749,338	749,022
		16,296,150
Financial Services - 0.2%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (g)(h)(i)	6,340,000	6,157,725
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 7/31/2031 (g)(h)(i)	5,401,463	5,355,334
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (g)(h)(i)	590,000	592,395
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (g)(h)(i)	12,228,550	12,280,155
		24,385,609
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 6/21/2032 (g)(h)(i)	7,409,139	7,406,027
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 11/6/2030 (g)(h)(i)	5,092,432	5,082,909
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/31/2032 (g)(h)(i)	1,680,788	1,687,931
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 9/19/2031 (g)(h)(i)	15,284,753	15,315,017
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4219% 5/6/2032 (g)(h)(i)	5,810,526	5,873,454
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (g)(h)(i)	1,205,379	1,205,886
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (g)(h)(i)	1,759,792	1,768,134
		38,339,358
TOTAL FINANCIALS		79,021,117
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 1/15/2031 (g)(h)(i)	1,452,700	1,465,774
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4661% 10/23/2028 (g)(h)(i)	1,830,235	1,835,158
		3,300,932
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/15/2029 (g)(h)(i)	13,254,145	13,267,929
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6227% 5/1/2031 (g)(h)(i)	13,101,295	12,566,369
		25,834,298
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 12/12/2031 (g)(h)(i)	3,094,362	3,102,747
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9661% 10/8/2030 (g)(h)(i)	7,890,350	7,690,172
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 8/2/2032 (g)(h)(i)	598,500	602,989
		8,293,161
TOTAL HEALTH CARE		40,531,138
Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/19/2032 (g)(h)(i)	9,830,363	9,869,291
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2161% 1/19/2032 (g)(h)(i)	4,384,500	4,400,766
		14,270,057
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/14/2032 (g)(h)(i)	8,168,275	8,168,275
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 12/21/2028 (g)(h)(i)	8,149,465	8,154,599
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (g)(h)(i)	2,726,438	2,193,092
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (g)(h)(i)	13,775,200	12,522,897
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (g)(h)(i)	1,359,650	1,365,469
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (g)(h)(i)	7,195,500	7,107,355
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8306% 12/10/2026 (g)(h)(i)	2,810,845	2,803,818
		42,315,505
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (g)(h)(i)	900,000	906,192
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 3/25/2031 (g)(h)(i)	2,593,800	2,590,558
		3,496,750
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (g)(h)(i)	572,125	574,631
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7317% 2/22/2031 (g)(h)(i)	985,290	988,373
		1,563,004
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/29/2031 (g)(h)(i)	2,017,675	2,020,823
TOTAL INDUSTRIALS		63,666,139
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 7/12/2032 (g)(h)(i)	960,051	960,051
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9661% 8/18/2031 (g)(h)(i)	1,254,125	1,259,367
		2,219,418
IT Services - 0.6%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(h)	2,242,263	1,844,261
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/20/2032 (g)(h)(i)	2,436,588	2,436,929
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	64,770,000	64,492,137
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (g)(h)(i)	26,254,337	25,766,793
		94,540,120
Software - 1.1%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/23/2032 (g)(h)(i)	95,000	96,395
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/24/2031 (g)(h)(i)	5,092,837	5,119,371
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 3/29/2032 (g)(h)(i)	12,313,202	12,357,653
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1853% 10/9/2031 (g)(h)(i)	713,204	715,372
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (g)(h)(i)	750,000	749,535
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/1/2029 (g)(h)(i)	5,472,239	5,032,763
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (g)(h)(i)	12,592,800	12,514,095
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (g)(h)(i)	790,000	790,988
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.852% 6/2/2028 (g)(h)(i)	9,752,138	9,390,138
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (g)(h)(i)	4,888,080	4,877,277
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (g)(h)(i)	37,018,986	37,175,578
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 9/8/2032 (g)(h)(i)	4,010,000	4,013,769
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (g)(h)(i)	30,903,133	30,915,494
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (g)(h)(i)	15,904,871	15,944,633
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	13,731,000	14,397,503
		154,090,564
TOTAL INFORMATION TECHNOLOGY		250,850,102
Materials - 0.4%
Chemicals - 0.2%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (g)(h)(i)	26,917,409	25,821,602
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (g)(h)(i)	11,839,618	11,733,061
		37,554,663
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8911% 4/13/2029 (g)(h)(i)	27,498,819	27,503,493
TOTAL MATERIALS		65,058,156
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3531% 5/17/2030 (g)(h)(i)	237,284	237,977
TOTAL UNITED STATES		617,489,662
TOTAL BANK LOAN OBLIGATIONS (Cost $684,471,113)		672,593,198

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,230,716	1,039,935
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,307,899	1,105,153
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,078,377	964,569
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,702,812	1,520,656
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,660,308	1,558,838
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	6,374,730	6,159,909
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	923,061	856,792
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	13,180,284	11,886,009
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,239,833	1,107,175
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,346,398	2,203,648
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.3242% 11/25/2053 (h)(i)	6,843,653	6,926,430
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2053 (h)(i)	3,055,131	3,072,565
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 6/25/2054 (h)(i)	5,162,940	5,189,382
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2054 (h)(i)	2,753,606	2,764,557
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 2/25/2055 (h)(i)	3,833,673	3,861,370
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 9/25/2054 (h)(i)	4,162,964	4,187,051
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (h)(i)	5,947,185	5,976,016
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (h)(i)	2,672,911	2,680,264
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	975,237	869,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LB, 3% 11/25/2040	3,105,521	2,838,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,839,655	3,255,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	6,183,082	5,448,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,219,031	1,111,601
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,321,967	1,178,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,248,206	1,137,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,435,201	1,262,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	946,647	863,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,572,499	4,192,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	5,168,201	5,080,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,864,623	1,788,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,566,355	2,448,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,976,058	2,900,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 8/25/2053 (h)(i)	4,244,639	4,250,184
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 6/25/2054 (h)(i)	3,009,240	3,027,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.9742% 11/25/2054 (h)(i)	3,588,066	3,602,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (h)(i)	7,069,836	7,099,784
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (h)(i)	2,289,033	2,288,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.1242% 10/25/2054 (h)(i)	4,220,623	4,241,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (h)(i)	3,870,837	3,881,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 4/25/2055 (h)(i)	3,773,652	3,772,438
TOTAL UNITED STATES		129,600,916
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,643,519)		129,600,916

Commercial Mortgage Securities - 2.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.5%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	565,143	563,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	17,556,427	17,490,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	40,616,929	40,365,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	16,468,480	16,350,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	22,360,000	22,168,509
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (h)	2,467,203	2,451,961
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	36,420,000	36,206,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	60,933,319	60,594,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	18,235,517	18,148,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,800,000	1,791,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	19,900,000	19,753,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	5,286,000	5,239,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	7,050,000	6,988,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	2,715,274	2,707,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	10,027,003	9,974,228
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	7,688,988	7,625,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	30,500,000	30,197,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	55,441,346	53,514,937
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.5586% 4/25/2029 (h)(i)	21,174,359	21,187,165
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.5386% 6/25/2030 (h)(i)	12,500,000	12,494,921
TOTAL UNITED STATES		385,814,167
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $384,174,216)		385,814,167

Common Stocks - 7.3%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (o)	103,100	16,600,561
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	1,989,000	24,307,089
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (j)	420,857	6,345,605
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,400	3,316,437
TOTAL FRANCE		9,662,042
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (o)	133,400	473,570
Studio City International Holdings Ltd ADR (n)(o)	121,177	430,178

TOTAL HONG KONG		903,748
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (j)(o)	151,792	2
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	19,800	4,297,788
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	142,400	43,273,936
UNITED STATES - 6.7%
Communication Services - 0.9%
Interactive Media & Services - 0.5%
Alphabet Inc Class A	65,400	20,470,200
Meta Platforms Inc Class A	89,200	58,880,028
		79,350,228
Media - 0.4%
EchoStar Corp (o)(q)	205,059	22,289,913
EchoStar Corp Class A (o)(p)	338,100	36,751,470
iHeartMedia Inc Class A (o)	26	108
		59,041,491
TOTAL COMMUNICATION SERVICES		138,391,719
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
UC Holdings Inc (j)(o)	560,355	5
Broadline Retail - 0.1%
Amazon.com Inc (o)	95,100	21,950,982
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings Inc	2,200	11,781,726
Boyd Gaming Corp	123,800	10,552,712
New Cotai LLC / New Cotai Capital Corp (j)(o)(q)	2,242,893	695,297
		23,029,735
Household Durables - 0.2%
TopBuild Corp (o)	58,100	24,238,739
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	50,200	9,938,094
TOTAL CONSUMER DISCRETIONARY		79,157,555
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (o)	104,700	4,788,978
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers LLC rights (j)(o)	584,047	22,883
US Foods Holding Corp (o)	85,100	6,409,732
		6,432,615
TOTAL CONSUMER STAPLES		11,221,593
Energy - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (j)(o)	135,187	1
Superior Energy Services Inc Class A (j)(o)	66,115	4,675,653
		4,675,654
Oil, Gas & Consumable Fuels - 0.3%
California Resources Corp	10,789	482,376
Energy Transfer LP	360,500	5,944,645
EP Energy Corp (j)(o)	611,545	1,009,049
Expand Energy Corp	361	39,840
Expand Energy Corp warrants 2/9/2026 (o)	684	67,914
Mesquite Energy Inc (j)(o)	185,122	38,066,584
Unit Corp	28,630	883,236
		46,493,644
TOTAL ENERGY		51,169,298
Financials - 0.9%
Capital Markets - 0.1%
Ares Management Corp Class A	41,400	6,691,482
Blue Owl Capital Inc Class A	313,500	4,683,690
Moody's Corp	14,800	7,560,580
		18,935,752
Consumer Finance - 0.1%
OneMain Holdings Inc	299,100	20,204,205
Financial Services - 0.6%
Apollo Global Management Inc	189,500	27,432,020
Block Inc Class A (o)	143,100	9,314,379
Carnelian Point Holdings LP warrants 6/30/2027 (j)(o)	544	1,588
Mastercard Inc Class A	27,600	15,756,288
Visa Inc Class A	82,700	29,003,717
		81,507,992
Insurance - 0.1%
Arthur J Gallagher & Co	81,300	21,039,627
TOTAL FINANCIALS		141,687,576
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	27,800	1,167,600
Health Care Providers & Services - 0.0%
Cano Health LLC warrants (j)(o)	4,969	18,087
Tenet Healthcare Corp (o)	36,500	7,253,280
		7,271,367
TOTAL HEALTH CARE		8,438,967
Industrials - 1.6%
Building Products - 0.2%
Carlisle Cos Inc	13,700	4,382,082
Simpson Manufacturing Co Inc	35,600	5,748,332
Trane Technologies PLC	33,500	13,038,200
		23,168,614
Construction & Engineering - 0.8%
Comfort Systems USA Inc	73,100	68,223,500
Construction Partners Inc Class A (o)	64,900	7,044,895
EMCOR Group Inc	45,200	27,652,908
IES Holdings Inc (o)	43,500	16,922,370
WillScot Holdings Corp	267,000	5,027,610
		124,871,283
Electrical Equipment - 0.5%
Eaton Corp PLC	60,500	19,269,855
Nextpower Inc Class A (o)	177,900	15,496,869
nVent Electric PLC	114,000	11,624,580
Vertiv Holdings Co Class A	187,600	30,393,076
		76,784,380
Machinery - 0.1%
Parker-Hannifin Corp	20,300	17,842,888
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc (p)	150,692	37,824
Spirit Aviation Holdings Inc	32,618	8,187
		46,011
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (j)(o)	15,403	0
TOTAL INDUSTRIALS		242,713,176
Information Technology - 1.7%
Communications Equipment - 0.1%
Arista Networks Inc (o)	136,800	17,924,904
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (o)	56,300	10,391,291
IT Services - 0.0%
GTT Communications Inc (j)(o)	51,638	1,755,176
Semiconductors & Semiconductor Equipment - 1.2%
KLA Corp	18,700	22,721,996
Marvell Technology Inc	86,600	7,359,268
Micron Technology Inc	48,900	13,956,549
NVIDIA Corp	626,000	116,749,000
ON Semiconductor Corp (o)	244,391	13,233,773
Wolfspeed Inc (p)	410,473	7,146,335
		181,166,921
Software - 0.3%
Autodesk Inc (o)	21,700	6,423,417
Microsoft Corp	60,500	29,259,010
Monday.com Ltd (o)	53,900	7,953,484
Terawulf Inc (o)	428,100	4,918,869
		48,554,780
TOTAL INFORMATION TECHNOLOGY		259,793,072
Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The	293,779	3,463,654
Construction Materials - 0.2%
Eagle Materials Inc	48,600	10,044,648
James Hardie Industries PLC (o)	389,200	8,075,900
Martin Marietta Materials Inc	10,000	6,226,600
		24,347,148
Metals & Mining - 0.0%
Elah Holdings Inc (o)	517	7,497
TOTAL MATERIALS		27,818,299
Utilities - 0.5%
Electric Utilities - 0.2%
Constellation Energy Corp	78,800	27,837,676
Portland General Electric Co	13,962	670,036
		28,507,712
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (j)(o)	10,774	2,422
Vistra Corp	287,300	46,350,109
		46,352,531
TOTAL UTILITIES		74,860,243
TOTAL UNITED STATES		1,035,251,498
TOTAL COMMON STOCKS (Cost $633,711,110)		1,134,296,664

Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (h)	18,687,421	62,415,986
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (j)	3,045,193	3,585,105
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	3,680,000	3,764,640
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 2.5% 6/15/2031 (n)	4,436,000	6,570,825
Wolfspeed Inc 2.5% 6/15/2031	3,923,000	5,810,944
TOTAL INFORMATION TECHNOLOGY		12,381,769
TOTAL UNITED STATES		82,147,500
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $33,956,659)		82,147,500

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Acrisure Holdings Inc Series A-2 (j) (Cost $55,065,084)	2,286,756	62,291,233

Fixed-Income Funds - 23.3%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (s)	283,631,508	2,410,867,822
Fidelity Floating Rate Central Fund (s)	10,465,143	1,000,467,642
iShares Broad USD High Yield Corporate Bond ETF (p)	5,013,200	187,468,614
TOTAL FIXED-INCOME FUNDS (Cost $3,820,146,459)		3,598,804,078

Foreign Government and Government Agency Obligations - 8.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Australian Commonwealth 0.5% 9/21/2026 (m)	AUD	41,110,000	26,779,068
Australian Commonwealth 1% 12/21/2030 (m)	AUD	1,000,000	569,830
Australian Commonwealth 4.75% 6/21/2054 (m)	AUD	100,000	62,088
TOTAL AUSTRALIA			27,410,986
CANADA - 0.5%
Canadian Government 3.25% 6/1/2035	CAD	99,000,000	71,343,524
Canadian Government 4.5% 2/1/2026	CAD	1,060,000	773,488
TOTAL CANADA			72,117,012
GERMANY - 5.5%
German Federal Republic 2% 12/10/2026 (m)	EUR	160,570,000	188,678,466
German Federal Republic 2.4% 10/19/2028 (m)	EUR	25,900,000	30,595,595
German Federal Republic 2.4% 4/18/2030 (m)	EUR	292,000,000	343,223,944
German Federal Republic 2.5% 2/15/2035 (m)	EUR	54,650,000	62,585,666
German Federal Republic 2.5% 8/15/2054 (m)	EUR	40,000	38,748
German Federal Republic 2.6% 8/15/2035 (m)	EUR	79,200,000	91,101,609
German Federal Republic 2.7% 9/17/2026 (m)	EUR	113,900,000	134,481,589
TOTAL GERMANY			850,705,617
ITALY - 0.3%
Italian Republic 4.65% 10/1/2055 (m)(n)	EUR	32,000,000	39,212,193
JAPAN - 0.3%
Japan Government 0.7% 12/20/2048	JPY	13,000,000,000	50,005,682
SINGAPORE - 0.1%
Republic of Singapore 2.75% 3/1/2035	SGD	20,000,000	16,439,639
SPAIN - 0.5%
Spanish Kingdom 3.15% 4/30/2035 (m)(n)	EUR	56,024,000	65,396,043
Spanish Kingdom 4% 10/31/2054 (m)(n)	EUR	16,000,000	18,418,129
TOTAL SPAIN			83,814,172
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (m)	CHF	30,000,000	46,799,015
UNITED KINGDOM - 0.3%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/30/2026 (m)	GBP	8,130,000	10,934,614
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (m)	GBP	48,050,000	30,398,034
TOTAL UNITED KINGDOM			41,332,648
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,203,150,262)			1,227,836,964

Non-Convertible Corporate Bonds - 21.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (n)		2,474,000	2,392,664
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (n)		5,450,000	5,436,430
Mineral Resources Ltd 7% 4/1/2031 (n)		3,585,000	3,738,453
Mineral Resources Ltd 8% 11/1/2027 (n)		5,070,000	5,177,991
Mineral Resources Ltd 8.5% 5/1/2030 (n)		8,767,000	9,117,138
Mineral Resources Ltd 9.25% 10/1/2028 (n)		9,448,000	9,915,679

TOTAL AUSTRALIA			35,778,355
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (n)		9,200,000	9,141,572
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (n)		4,180,000	4,193,063
CANADA - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (n)		5,685,000	5,603,999
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (n)		23,490,000	22,371,973
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (n)		6,265,000	6,225,499
			34,201,471
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (n)		4,370,000	4,070,454
TOTAL CONSUMER DISCRETIONARY			38,271,925
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (n)		5,190,000	3,412,425
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (h)		18,544,000	19,821,106
Teine Energy Ltd 6.875% 4/15/2029 (n)		4,420,000	4,419,179
TOTAL ENERGY			24,240,285
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (n)		2,815,000	2,823,411
Bombardier Inc 7.25% 7/1/2031 (n)		2,610,000	2,781,341
Bombardier Inc 8.75% 11/15/2030 (n)		4,055,000	4,381,055
			9,985,807
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (n)		4,630,000	4,516,254
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (n)		4,230,000	4,209,840
TOTAL INDUSTRIALS			18,711,901
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (n)		5,000,000	5,201,577
Open Text Holdings Inc 4.125% 12/1/2031 (n)		2,490,000	2,322,929
Open Text Holdings Inc 4.125% 2/15/2030 (n)		3,220,000	3,077,745
TOTAL INFORMATION TECHNOLOGY			10,602,251
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (n)		3,635,000	3,800,556
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (n)		3,310,000	3,301,511
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (n)		4,165,000	4,158,740
			7,460,251
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (n)		3,600,000	3,603,761
TOTAL MATERIALS			14,864,568
TOTAL CANADA			110,103,355
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (n)		3,310,000	2,300,450
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 6.5% 10/15/2031 (n)		974,176	925,039
Altice France SA 6.5% 4/15/2032 (n)		32,917,924	31,557,818
Altice France SA 6.875% 10/15/2030 (n)		7,570,083	7,341,405
Altice France SA 6.875% 7/15/2032 (n)		23,114,551	22,165,453
TOTAL COMMUNICATION SERVICES			61,989,715
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (n)		4,725,000	5,016,923
TOTAL FRANCE			67,006,638
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (n)		1,040,000	965,775
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (n)		4,240,000	4,026,484
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,681,000	1,685,295
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		2,775,000	2,806,361

TOTAL ISRAEL			4,491,656
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (j)		1,517,920	0
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (n)		3,255,000	3,133,654
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (n)		3,478,659	3,498,244
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (n)		1,227,961	1,226,426

TOTAL MEXICO			4,724,670
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (n)		11,130,000	10,072,129
Ziggo BV 4.875% 1/15/2030 (n)		4,805,000	4,541,836

TOTAL NETHERLANDS			14,613,965
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (n)		5,560,000	5,782,144
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (n)		2,795,000	2,760,327
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (n)		2,852,000	2,765,840
TOTAL SPAIN			5,526,167
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (n)		4,240,000	2,997,680
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (n)		4,225,000	4,245,787
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (n)		9,930,000	9,167,510
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (n)		1,805,000	1,891,453
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (n)		2,760,000	2,951,748
TOTAL CONSUMER DISCRETIONARY			4,843,201
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG Global Finance PLC 12% 11/30/2028 (n)		54,325,000	59,038,889
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (n)		2,995,000	2,915,149
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (n)		6,560,000	6,724,681
TOTAL UNITED KINGDOM			82,689,430
UNITED STATES - 18.9%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.4%
APLD ComputeCo LLC 9.25% 12/15/2030 (n)		13,390,000	13,134,256
Cipher Compute LLC 7.125% 11/15/2030 (n)		5,815,000	5,922,478
Frontier Communications Holdings LLC 5% 5/1/2028 (n)		11,730,000	11,750,172
Frontier Communications Holdings LLC 5.875% 10/15/2027 (n)		6,300,000	6,320,344
Level 3 Financing Inc 7% 3/31/2034 (n)		18,025,000	18,576,061
WULF Compute LLC 7.75% 10/15/2030 (n)		13,240,000	13,640,489
			69,343,800
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (n)		4,175,000	3,991,620
Interactive Media & Services - 0.1%
Alphabet Inc 4.375% 11/6/2064	EUR	14,219,000	15,916,001
Media - 1.5%
CSC Holdings LLC 3.375% 2/15/2031 (n)		12,420,000	7,521,034
CSC Holdings LLC 4.125% 12/1/2030 (n)		11,785,000	7,226,602
CSC Holdings LLC 4.5% 11/15/2031 (n)		28,630,000	17,464,300
CSC Holdings LLC 6.5% 2/1/2029 (n)		6,615,000	4,382,212
DISH Network Corp 11.75% 11/15/2027 (n)		27,490,000	28,611,042
EchoStar Corp 10.75% 11/30/2029		68,356,699	75,588,920
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (h)		21,074,568	21,590,233
Scripps Escrow II Inc 3.875% 1/15/2029 (n)		1,655,000	1,522,830
Sirius XM Radio LLC 3.875% 9/1/2031 (n)		5,645,000	5,198,670
Sirius XM Radio LLC 4% 7/15/2028 (n)		4,890,000	4,780,298
Sirius XM Radio LLC 5% 8/1/2027 (n)		4,610,000	4,621,226
Univision Communications Inc 4.5% 5/1/2029 (n)		5,760,000	5,532,939
Univision Communications Inc 7.375% 6/30/2030 (n)		22,095,000	22,458,374
Univision Communications Inc 8.5% 7/31/2031 (n)		18,175,000	18,986,132
			225,484,812
TOTAL COMMUNICATION SERVICES			314,736,233
Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (n)		2,805,000	2,882,635
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (n)		5,595,000	5,736,973
Dana Inc 4.5% 2/15/2032		4,150,000	3,983,618
Hertz Corp/The 12.625% 7/15/2029 (n)		1,245,000	1,255,788
Hertz Corp/The 5.5% (j)(k)(r)		6,540,000	425,099
Hertz Corp/The 6% (j)(k)(r)		5,785,000	1,113,613
Hertz Corp/The 6.25% (j)(k)(r)		6,775,000	508,125
Hertz Corp/The 7.125% (j)(k)(r)		6,315,000	1,294,575
Nesco Holdings II Inc 5.5% 4/15/2029 (n)		7,155,000	7,048,081
			24,248,507
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (n)		1,635,000	1,512,075
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (n)		1,845,000	1,838,468
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (n)		820,000	848,072
			4,198,615
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (n)		3,385,000	3,126,555
Wayfair LLC 6.75% 11/15/2032 (n)		4,190,000	4,307,655
Wayfair LLC 7.25% 10/31/2029 (n)		5,635,000	5,881,081
			13,315,291
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (n)		2,790,000	2,947,239
Diversified Consumer Services - 0.1%
Adtalem Global Education Inc 5.5% 3/1/2028 (n)		4,235,000	4,224,456
Service Corp International/US 4% 5/15/2031		5,750,000	5,495,894
TKC Holdings Inc 6.875% 5/15/2028 (n)		9,328,000	9,418,939
			19,139,289
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (n)		2,720,000	2,475,148
Boyd Gaming Corp 4.75% 6/15/2031 (n)		7,140,000	6,975,692
Carnival Corp 4% 8/1/2028 (n)		26,560,000	26,168,762
Carnival Corp 5.125% 5/1/2029 (n)		5,400,000	5,459,883
Carnival Corp 5.875% 6/15/2031 (n)		4,135,000	4,271,058
Carnival Corp 7% 8/15/2029 (n)		2,830,000	2,970,467
Churchill Downs Inc 5.75% 4/1/2030 (n)		6,975,000	7,042,930
Churchill Downs Inc 6.75% 5/1/2031 (n)		5,595,000	5,801,606
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (n)		11,750,000	11,411,989
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (n)		15,885,000	15,103,059
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (n)		3,350,000	3,253,862
Hilton Domestic Operating Co Inc 4% 5/1/2031 (n)		5,020,000	4,806,046
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		11,025,000	11,062,182
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (n)		4,040,000	4,067,746
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		5,210,000	5,212,371
Jacobs Entertainment Inc 6.75% 2/15/2029 (n)		3,955,000	3,875,307
Light & Wonder International Inc 7.5% 9/1/2031 (n)		2,745,000	2,863,941
Lindblad Expeditions LLC 7% 9/15/2030 (n)		3,685,000	3,844,118
MGM Resorts International 4.75% 10/15/2028		6,740,000	6,723,809
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (n)		7,610,000	7,932,679
Neogen Food Safety Corp 8.625% 7/20/2030 (n)		2,545,000	2,714,274
Papa John's International Inc 3.875% 9/15/2029 (n)		2,555,000	2,423,289
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (n)		5,095,000	3,859,463
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (n)		1,015,000	672,437
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (n)		4,165,000	4,196,562
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (n)		5,295,000	5,479,013
Station Casinos LLC 4.625% 12/1/2031 (n)		4,155,000	3,939,171
VOC Escrow Ltd 5% 2/15/2028 (n)		10,470,000	10,469,602
Yum! Brands Inc 4.625% 1/31/2032		5,905,000	5,786,865
			180,863,331
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (n)		4,105,000	3,920,229
LGI Homes Inc 8.75% 12/15/2028 (n)		2,680,000	2,795,422
Newell Brands Inc 6.375% 5/15/2030		2,750,000	2,685,544
Newell Brands Inc 6.625% 9/15/2029		3,020,000	3,009,004
Newell Brands Inc 8.5% 6/1/2028 (n)		3,470,000	3,638,479
Somnigroup International Inc 3.875% 10/15/2031 (n)		7,360,000	6,879,321
Somnigroup International Inc 4% 4/15/2029 (n)		7,905,000	7,701,714
TopBuild Corp 3.625% 3/15/2029 (n)		3,030,000	2,934,475
TopBuild Corp 5.625% 1/31/2034 (n)		4,055,000	4,101,984
Tri Pointe Homes Inc 5.7% 6/15/2028		8,715,000	8,865,560
			46,531,732
Specialty Retail - 0.5%
Asbury Automotive Group Inc 4.5% 3/1/2028		1,987,000	1,981,293
Asbury Automotive Group Inc 4.625% 11/15/2029 (n)		4,555,000	4,478,256
Asbury Automotive Group Inc 4.75% 3/1/2030		1,980,000	1,951,869
Asbury Automotive Group Inc 5% 2/15/2032 (n)		4,915,000	4,776,388
Bath & Body Works Inc 6.625% 10/1/2030 (n)		6,650,000	6,798,940
Bath & Body Works Inc 6.75% 7/1/2036		8,920,000	8,854,104
Bath & Body Works Inc 7.5% 6/15/2029		5,030,000	5,154,226
LBM Acquisition LLC 6.25% 1/15/2029 (n)		8,415,000	7,573,418
LBM Acquisition LLC 9.5% 6/15/2031 (n)		11,620,000	12,113,153
LCM Investments Holdings II LLC 8.25% 8/1/2031 (n)		3,345,000	3,537,985
Park River Holdings Inc 8% 3/15/2031 (n)		2,480,000	2,556,868
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (n)		6,770,000	6,889,723
SGUS LLC 11% 12/15/2029 (n)		785,000	290,449
Wand NewCo 3 Inc 7.625% 1/30/2032 (n)		5,325,000	5,635,581
			72,592,253
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (n)		2,820,000	2,605,167
Crocs Inc 4.25% 3/15/2029 (n)		4,325,000	4,185,607
Kontoor Brands Inc 4.125% 11/15/2029 (n)		2,420,000	2,309,264
			9,100,038
TOTAL CONSUMER DISCRETIONARY			372,936,295
Consumer Staples - 0.8%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (n)		3,135,000	3,150,154
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (n)		5,285,000	5,075,674
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (n)		13,797,000	13,783,713
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (n)		23,423,000	23,229,766
C&S Group Enterprises LLC 5% 12/15/2028 (n)		5,155,000	4,771,308
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (n)		14,850,000	15,588,029
Performance Food Group Inc 4.25% 8/1/2029 (n)		3,955,000	3,866,734
Performance Food Group Inc 5.5% 10/15/2027 (n)		5,345,000	5,352,895
US Foods Inc 7.25% 1/15/2032 (n)		2,735,000	2,874,825
			74,542,944
Food Products - 0.3%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (n)		3,790,000	3,790,697
Darling Ingredients Inc 6% 6/15/2030 (n)		6,615,000	6,723,030
Fiesta Purchaser Inc 7.875% 3/1/2031 (n)		5,015,000	5,230,154
Fiesta Purchaser Inc 9.625% 9/15/2032 (n)		3,185,000	3,337,930
Lamb Weston Holdings Inc 4.125% 1/31/2030 (n)		5,575,000	5,392,785
Lamb Weston Holdings Inc 4.375% 1/31/2032 (n)		2,790,000	2,657,969
Post Holdings Inc 4.5% 9/15/2031 (n)		12,110,000	11,480,848
Post Holdings Inc 4.625% 4/15/2030 (n)		6,415,000	6,246,698
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (n)		4,295,000	4,137,976
			48,998,087
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (n)		1,025,000	837,139
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (n)		6,925,000	7,159,594
TOTAL CONSUMER STAPLES			134,687,918
Energy - 2.9%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (n)		2,735,000	2,897,303
Nabors Industries Inc 7.625% 11/15/2032 (n)		2,670,000	2,624,280
Nabors Industries Inc 9.125% 1/31/2030 (n)		5,390,000	5,635,569
Nabors Industries Ltd 7.5% 1/15/2028 (n)		5,660,000	5,659,120
Noble Finance II LLC 8% 4/15/2030 (n)		2,805,000	2,914,153
Nustar Logistics LP 6% 6/1/2026		7,285,000	7,299,840
SESI LLC 7.875% 9/30/2030 (n)		2,700,000	2,657,990
Transocean International Ltd 7.875% 10/15/2032 (n)		1,835,000	1,916,475
Transocean International Ltd 8.25% 5/15/2029 (n)		1,955,000	1,970,355
Transocean International Ltd 8.5% 5/15/2031 (n)		1,955,000	1,936,478
Transocean International Ltd 8.75% 2/15/2030 (n)		8,385,000	8,761,554
Transocean Titan Financing Ltd 8.375% 2/1/2028 (n)		4,707,381	4,807,563
Valaris Ltd 8.375% 4/30/2030 (n)		2,745,000	2,856,074
			51,936,754
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (n)		4,305,000	4,305,111
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (n)		10,640,000	10,660,365
California Resources Corp 8.25% 6/15/2029 (n)		2,595,000	2,714,320
Chesapeake Energy Corp 7% (j)(k)		3,985,000	0
Chesapeake Energy Corp 8% (j)(k)		1,955,000	0
Chesapeake Energy Corp 8% (j)(k)		1,240,000	0
CITGO Petroleum Corp 8.375% 1/15/2029 (n)		12,030,000	12,509,083
Civitas Resources Inc 8.625% 11/1/2030 (n)		5,415,000	5,675,245
CNX Midstream Partners LP 4.75% 4/15/2030 (n)		2,970,000	2,879,258
CNX Resources Corp 6% 1/15/2029 (n)		3,200,000	3,221,552
CNX Resources Corp 7.375% 1/15/2031 (n)		2,885,000	2,987,479
Comstock Resources Inc 5.875% 1/15/2030 (n)		15,170,000	14,755,180
Comstock Resources Inc 6.75% 3/1/2029 (n)		8,110,000	8,128,012
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (n)		12,715,000	12,579,186
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (n)		7,110,000	7,618,145
CVR Energy Inc 5.75% 2/15/2028 (n)		24,505,000	24,163,778
CVR Energy Inc 8.5% 1/15/2029 (n)		18,735,000	19,256,720
DT Midstream Inc 4.125% 6/15/2029 (n)		4,285,000	4,228,510
DT Midstream Inc 4.375% 6/15/2031 (n)		4,285,000	4,195,193
Energy Transfer LP 5.5% 6/1/2027		12,065,000	12,257,129
Expand Energy Corp 5.375% 3/15/2030		5,630,000	5,706,504
Expand Energy Corp 5.875% 2/1/2029 (n)		3,115,000	3,115,220
Expand Energy Corp 6.75% 4/15/2029 (n)		4,415,000	4,440,857
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (n)		2,395,000	2,438,692
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (n)		3,315,000	3,491,610
Hess Midstream Operations LP 4.25% 2/15/2030 (n)		4,590,000	4,489,414
Hess Midstream Operations LP 5.125% 6/15/2028 (n)		6,600,000	6,626,638
Hess Midstream Operations LP 5.5% 10/15/2030 (n)		2,775,000	2,809,440
HF Sinclair Corp 5% 2/1/2028		4,350,000	4,350,792
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (n)		7,130,000	7,170,470
Kinetik Holdings LP 5.875% 6/15/2030 (n)		4,180,000	4,217,451
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (n)		2,605,000	2,494,287
Murphy Oil USA Inc 4.75% 9/15/2029		4,155,000	4,130,410
Murphy Oil USA Inc 5.625% 5/1/2027		3,665,000	3,666,953
NGPL PipeCo LLC 4.875% 8/15/2027 (n)		1,800,000	1,806,884
Northern Oil & Gas Inc 7.875% 10/15/2033 (n)		4,990,000	4,858,536
Northern Oil & Gas Inc 8.75% 6/15/2031 (n)		5,510,000	5,562,868
Occidental Petroleum Corp 7.2% 3/15/2029		2,440,000	2,628,348
ONEOK Inc 6.5% 9/1/2030 (n)		8,635,000	9,257,666
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		15,760,000	15,610,058
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (n)		11,525,000	11,099,016
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (n)		6,695,000	6,887,461
Permian Resources Operating LLC 5.875% 7/1/2029 (n)		4,055,000	4,070,206
SM Energy Co 6.625% 1/15/2027		12,830,000	12,867,553
SM Energy Co 6.75% 9/15/2026		3,175,000	3,179,613
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		5,550,000	5,419,714
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		5,515,000	5,414,447
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (n)		2,735,000	2,821,194
Sunoco LP 4.5% 10/1/2029 (n)		4,420,000	4,307,987
Sunoco LP 4.625% 5/1/2030 (n)		5,540,000	5,381,991
Sunoco LP 6.625% 8/15/2032 (n)		2,605,000	2,677,462
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (n)		280,000	280,151
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (n)		5,355,000	5,329,958
Talos Production Inc 9% 2/1/2029 (n)		2,345,000	2,435,603
Talos Production Inc 9.375% 2/1/2031 (n)		2,660,000	2,774,399
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		6,345,000	6,383,792
Unit Corp 0% 12/1/2029 (Escrow) (j)		1,660,000	0
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (n)		3,525,000	3,304,481
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (n)		3,525,000	3,207,654
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (n)		4,030,000	4,103,927
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (n)		13,790,000	14,124,270
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (n)		4,240,000	4,332,358
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (n)		13,790,000	14,124,964
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (n)		6,025,000	6,510,019
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (n)		6,155,000	6,739,439
			388,785,023
TOTAL ENERGY			440,721,777
Financials - 2.3%
Capital Markets - 0.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (n)		7,265,000	7,253,608
Coinbase Global Inc 3.375% 10/1/2028 (n)		13,780,000	13,127,432
Coinbase Global Inc 3.625% 10/1/2031 (n)		8,370,000	7,462,445
Hightower Holding LLC 6.75% 4/15/2029 (n)		2,870,000	2,858,412
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (n)		3,985,000	3,924,668
MSCI Inc 4% 11/15/2029 (n)		1,920,000	1,877,168
			36,503,733
Consumer Finance - 0.7%
Ally Financial Inc 8% 11/1/2031		51,348,000	58,280,276
Ally Financial Inc 8% 11/1/2031		16,761,000	19,016,885
OneMain Finance Corp 4% 9/15/2030		3,340,000	3,130,783
OneMain Finance Corp 5.375% 11/15/2029		5,560,000	5,563,759
OneMain Finance Corp 6.625% 1/15/2028		4,415,000	4,533,388
OneMain Finance Corp 7.125% 3/15/2026		11,472,000	11,556,526
OneMain Finance Corp 7.875% 3/15/2030		2,675,000	2,828,309
			104,909,926
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		5,745,000	5,399,812
Block Inc 5.625% 8/15/2030 (n)		6,055,000	6,178,050
Block Inc 6% 8/15/2033 (n)		4,785,000	4,912,324
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (n)		10,155,000	10,155,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,375,000	5,500,291
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		18,665,000	18,408,454
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,926,000	1,924,664
James Hardie International Finance DAC 5% 1/15/2028 (n)		5,270,000	5,271,191
MGIC Investment Corp 5.25% 8/15/2028		4,725,000	4,725,105
NCR Atleos Corp 9.5% 4/1/2029 (n)		4,090,000	4,439,188
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (n)		2,305,000	2,379,894
			69,293,973
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (n)		4,230,000	4,178,407
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (n)		3,145,000	3,239,690
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (n)		2,605,000	2,713,493
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (n)		12,510,000	12,994,800
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (n)		6,740,000	6,697,158
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (n)		4,180,000	4,176,322
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (n)		19,655,000	19,770,452
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (n)		16,406,000	16,704,187
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (n)		4,590,000	4,762,012
AmWINS Group Inc 4.875% 6/30/2029 (n)		4,105,000	4,037,042
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (n)		6,710,000	6,962,373
HUB International Ltd 5.625% 12/1/2029 (n)		16,470,000	16,467,234
HUB International Ltd 7.25% 6/15/2030 (n)		17,925,000	18,819,907
HUB International Ltd 7.375% 1/31/2032 (n)		6,655,000	6,984,782
Panther Escrow Issuer LLC 7.125% 6/1/2031 (n)		9,115,000	9,445,401
USI Inc/NY 7.5% 1/15/2032 (n)		3,540,000	3,710,199
			141,663,459
TOTAL FINANCIALS			352,371,091
Health Care - 1.2%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (n)		2,790,000	2,667,952
Bausch + Lomb Corp 8.375% 10/1/2028 (n)		5,470,000	5,709,313
Hologic Inc 4.625% 2/1/2028 (n)		2,505,000	2,504,892
			10,882,157
Health Care Providers & Services - 0.7%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (n)		7,709,000	8,413,911
CHS/Community Health Systems Inc 4.75% 2/15/2031 (n)		11,430,000	10,182,821
CHS/Community Health Systems Inc 5.25% 5/15/2030 (n)		8,305,000	7,799,995
CHS/Community Health Systems Inc 6% 1/15/2029 (n)		4,940,000	4,938,593
CHS/Community Health Systems Inc 6.125% 4/1/2030 (n)		5,930,000	4,751,284
DaVita Inc 3.75% 2/15/2031 (n)		2,075,000	1,917,037
DaVita Inc 4.625% 6/1/2030 (n)		15,850,000	15,412,382
HAH Group Holding Co LLC 9.75% 10/1/2031 (n)		3,925,000	3,690,889
HealthEquity Inc 4.5% 10/1/2029 (n)		2,950,000	2,898,064
Molina Healthcare Inc 3.875% 11/15/2030 (n)		6,345,000	5,887,469
Molina Healthcare Inc 3.875% 5/15/2032 (n)		5,560,000	5,049,466
Molina Healthcare Inc 4.375% 6/15/2028 (n)		4,690,000	4,612,359
National Mentor Holdings Inc 10.5% 12/15/2030 (n)		5,370,000	5,398,451
Surgery Center Holdings Inc 7.25% 4/15/2032 (n)		3,060,000	3,095,093
Tenet Healthcare Corp 5.125% 11/1/2027		10,955,000	10,979,502
Tenet Healthcare Corp 6.125% 6/15/2030		13,945,000	14,269,827
Tenet Healthcare Corp 6.75% 5/15/2031		2,715,000	2,824,982
			112,122,125
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (n)		5,660,000	5,658,451
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4% 3/15/2031 (n)		6,035,000	5,718,158
Charles River Laboratories International Inc 4.25% 5/1/2028 (n)		2,045,000	2,026,604
			7,744,762
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (n)		29,875,000	31,070,505
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (n)		10,200,000	9,939,234
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (n)		8,890,000	7,362,653
			48,372,392
TOTAL HEALTH CARE			184,779,887
Industrials - 2.7%
Aerospace & Defense - 0.8%
ATI Inc 4.875% 10/1/2029		2,795,000	2,790,418
ATI Inc 5.125% 10/1/2031		2,480,000	2,481,664
ATI Inc 7.25% 8/15/2030		2,745,000	2,900,030
BWX Technologies Inc 4.125% 6/30/2028 (n)		6,400,000	6,301,315
Moog Inc 4.25% 12/15/2027 (n)		2,025,000	2,005,590
TransDigm Inc 4.625% 1/15/2029		9,290,000	9,228,410
TransDigm Inc 6.25% 1/31/2034 (n)		2,145,000	2,225,826
TransDigm Inc 6.375% 3/1/2029 (n)		8,150,000	8,394,500
TransDigm Inc 6.375% 5/31/2033 (n)		15,000,000	15,391,905
TransDigm Inc 6.625% 3/1/2032 (n)		2,650,000	2,757,110
TransDigm Inc 6.75% 1/31/2034 (n)		8,120,000	8,458,476
TransDigm Inc 6.75% 8/15/2028 (n)		12,760,000	12,967,350
TransDigm Inc 6.875% 12/15/2030 (n)		21,975,000	22,996,985
TransDigm Inc 7.125% 12/1/2031 (n)		5,390,000	5,664,728
			104,564,307
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (n)		6,985,000	7,277,343
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (n)		1,400,000	1,400,694
Advanced Drainage Systems Inc 6.375% 6/15/2030 (n)		2,780,000	2,842,748
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (n)		3,920,000	4,018,747
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (n)		1,865,000	1,806,450
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		4,830,000	4,757,028
			14,825,667
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (n)		3,736,000	3,675,892
Artera Services LLC 8.5% 2/15/2031 (n)		12,380,000	10,279,622
Brand Industrial Services Inc 10.375% 8/1/2030 (n)		20,835,000	20,431,684
Brink's Co/The 4.625% 10/15/2027 (n)		7,200,000	7,199,482
Clean Harbors Inc 6.375% 2/1/2031 (n)		2,350,000	2,418,440
CoreCivic Inc 8.25% 4/15/2029		14,760,000	15,516,775
GEO Group Inc/The 10.25% 4/15/2031		6,505,000	7,120,914
GEO Group Inc/The 8.625% 4/15/2029		9,115,000	9,587,184
GFL Environmental Inc 4% 8/1/2028 (n)		4,200,000	4,142,876
GFL Environmental Inc 4.75% 6/15/2029 (n)		5,705,000	5,693,401
GFL Environmental Inc 6.75% 1/15/2031 (n)		3,980,000	4,175,705
Madison IAQ LLC 4.125% 6/30/2028 (n)		5,345,000	5,252,025
Madison IAQ LLC 5.875% 6/30/2029 (n)		4,265,000	4,239,089
Neptune Bidco US Inc 10.375% 5/15/2031 (n)		4,015,000	4,116,744
Neptune Bidco US Inc 9.29% 4/15/2029 (n)		38,005,000	38,005,000
Reworld Holding Corp 4.875% 12/1/2029 (n)		9,642,000	9,267,694
Williams Scotsman Inc 7.375% 10/1/2031 (n)		2,535,000	2,648,296
			153,770,823
Construction & Engineering - 0.0%
Arcosa Inc 4.375% 4/15/2029 (n)		4,130,000	4,059,689
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (n)		3,651,000	3,562,255
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (n)		12,675,000	12,676,559
XPO Inc 6.25% 6/1/2028 (n)		2,790,000	2,844,770
XPO Inc 7.125% 2/1/2032 (n)		4,015,000	4,222,929
			19,744,258
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (n)		4,830,000	4,903,720
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (h)(n)		8,280,000	9,139,323
Chart Industries Inc 7.5% 1/1/2030 (n)		7,420,000	7,733,460
			21,776,503
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (n)		3,365,000	3,411,996
American Airlines Inc 7.25% 2/15/2028 (n)		9,260,000	9,466,504
American Airlines Inc 8.5% 5/15/2029 (n)		8,875,000	9,282,291
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (n)		13,870,000	14,124,362
United Airlines Inc 4.375% 4/15/2026 (n)		14,560,000	14,541,812
United Airlines Inc 4.625% 4/15/2029 (n)		8,725,000	8,687,156
			59,514,121
Professional Services - 0.1%
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (n)		4,315,000	4,005,425
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (n)		5,780,000	5,450,404
ION Platform Finance US Inc / ION Platform Finance SARL 9.5% 5/30/2029 (n)		3,900,000	3,949,523
TriNet Group Inc 3.5% 3/1/2029 (n)		4,545,000	4,294,847
			17,700,199
Trading Companies & Distributors - 0.0%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (n)		4,040,000	4,296,152
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (n)		3,125,000	3,239,759
			7,535,911
TOTAL INDUSTRIALS			414,331,076
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (n)		4,370,000	4,355,214
CPI CG Inc 10% 7/15/2029 (n)		2,413,000	2,556,614
Lightning Power LLC 7.25% 8/15/2032 (n)		5,130,000	5,454,991
TTM Technologies Inc 4% 3/1/2029 (n)		4,540,000	4,433,907
			16,800,726
IT Services - 0.4%
ASGN Inc 4.625% 5/15/2028 (n)		5,670,000	5,571,372
CoreWeave Inc 9% 2/1/2031 (n)		11,410,000	10,457,493
CoreWeave Inc 9.25% 6/1/2030 (n)		20,545,000	19,102,178
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (n)		6,060,000	5,810,823
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (n)		5,665,000	5,680,437
Sabre GLBL Inc 11.125% 7/15/2030 (n)		13,975,000	11,586,253
			58,208,556
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (n)		6,765,000	6,615,202
Synaptics Inc 4% 6/15/2029 (n)		3,500,000	3,388,253
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (h)		4,959,066	3,967,253
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (h)(n)		2,849,963	3,092,210
			17,062,918
Software - 0.7%
Cloud Software Group Inc 6.5% 3/31/2029 (n)		31,025,000	31,431,053
Elastic NV 4.125% 7/15/2029 (n)		11,340,000	10,982,414
Fair Isaac Corp 4% 6/15/2028 (n)		6,420,000	6,331,731
NCR Voyix Corp 5% 10/1/2028 (n)		3,385,000	3,360,875
PTC Inc 4% 2/15/2028 (n)		3,715,000	3,659,168
UKG Inc 6.875% 2/1/2031 (n)		3,980,000	4,088,308
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		38,195,000	40,656,923
			100,510,472
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (n)		9,200,000	9,756,020
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (n)		5,975,000	6,352,392
			16,108,412
TOTAL INFORMATION TECHNOLOGY			208,691,084
Materials - 1.0%
Chemicals - 0.3%
Ingevity Corp 3.875% 11/1/2028 (n)		6,715,000	6,538,491
LSB Industries Inc 6.25% 10/15/2028 (n)		9,723,000	9,707,483
Olympus Water US Holding Corp 4.25% 10/1/2028 (n)		7,070,000	6,862,955
Olympus Water US Holding Corp 7.25% 2/15/2033 (n)		13,505,000	13,571,736
Scih Salt Hldgs Inc 4.875% 5/1/2028 (n)		3,770,000	3,770,916
Scotts Miracle-Gro Co/The 4% 4/1/2031		5,930,000	5,579,317
WR Grace Holdings LLC 7.375% 3/1/2031 (n)		2,810,000	2,877,533
			48,908,431
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (n)		10,810,000	11,562,730
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (n)		3,025,000	2,908,486
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (n)		6,050,000	5,695,384
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (n)		2,695,000	2,756,379
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (n)		21,190,000	21,543,428
Crown Cork & Seal Co Inc 7.5% 12/15/2096		7,695,000	7,598,966
Graham Packaging Co Inc 7.125% 8/15/2028 (n)		3,720,000	3,723,173
Graphic Packaging International LLC 3.75% 2/1/2030 (n)		3,585,000	3,388,855
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (n)		2,815,000	2,792,791
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (n)		2,815,000	2,861,763
Trident TPI Holdings Inc 12.75% 12/31/2028 (n)		2,765,000	2,833,077
			56,102,302
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (n)		7,735,000	7,582,143
Alcoa Nederland Holding BV 7.125% 3/15/2031 (n)		2,135,000	2,268,446
Arsenal AIC Parent LLC 8% 10/1/2030 (n)		3,285,000	3,485,913
Cleveland-Cliffs Inc 4.625% 3/1/2029 (n)		4,615,000	4,544,052
Cleveland-Cliffs Inc 4.875% 3/1/2031 (n)		4,615,000	4,428,111
Cleveland-Cliffs Inc 7.5% 9/15/2031 (n)		9,035,000	9,530,479
Compass Minerals International Inc 6.75% 12/1/2027 (n)		2,795,000	2,794,910
Roller Bearing Co of America Inc 4.375% 10/15/2029 (n)		2,015,000	1,982,559
			36,616,613
TOTAL MATERIALS			153,190,076
Real Estate - 1.0%
Diversified REITs - 0.4%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (n)		4,190,000	4,000,046
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (n)		3,390,000	3,152,827
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (n)		9,350,000	9,292,515
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (n)		5,660,000	5,435,393
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (n)		6,695,000	6,564,862
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (n)		12,650,000	12,647,873
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (n)		7,220,000	7,205,910
			48,299,426
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		6,700,000	4,871,517
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,950,000	9,173,797
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		21,010,000	20,282,664
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (n)		3,890,000	4,154,261
			38,482,239
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (n)		5,515,000	5,985,275
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (n)		2,435,000	2,566,892
Taylor Morrison Communities Inc 5.125% 8/1/2030 (n)		6,480,000	6,519,068
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (n)		3,045,000	3,002,933
			18,074,168
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (n)		14,590,000	14,393,737
Iron Mountain Inc 5% 7/15/2028 (n)		6,370,000	6,361,881
Iron Mountain Inc 5.25% 7/15/2030 (n)		5,915,000	5,843,457
Iron Mountain Inc 5.625% 7/15/2032 (n)		5,915,000	5,821,972
SBA Communications Corp 3.875% 2/15/2027		9,720,000	9,646,770
			42,067,817
TOTAL REAL ESTATE			146,923,650
Utilities - 1.2%
Electric Utilities - 0.9%
Clearway Energy Operating LLC 3.75% 1/15/2032 (n)		2,795,000	2,540,449
Clearway Energy Operating LLC 4.75% 3/15/2028 (n)		4,055,000	4,046,165
NRG Energy Inc 3.375% 2/15/2029 (n)		3,080,000	2,946,914
NRG Energy Inc 3.625% 2/15/2031 (n)		6,110,000	5,709,689
NRG Energy Inc 3.875% 2/15/2032 (n)		582,000	543,448
NRG Energy Inc 5.75% 1/15/2028		19,350,000	19,423,936
NRG Energy Inc 5.75% 1/15/2034 (n)		5,405,000	5,461,212
NRG Energy Inc 6% 1/15/2036 (n)		10,805,000	10,948,095
Pacific Gas and Electric Co 3.95% 12/1/2047		2,711,000	2,018,307
Pacific Gas and Electric Co 4% 12/1/2046		8,299,000	6,215,979
Pacific Gas and Electric Co 4.3% 3/15/2045		3,690,000	2,927,026
PG&E Corp 5% 7/1/2028		13,615,000	13,577,294
PG&E Corp 5.25% 7/1/2030		5,150,000	5,113,524
Vistra Operations Co LLC 4.375% 5/1/2029 (n)		11,110,000	10,970,511
Vistra Operations Co LLC 5% 7/31/2027 (n)		13,800,000	13,831,749
Vistra Operations Co LLC 5.625% 2/15/2027 (n)		17,455,000	17,462,585
Vistra Operations Co LLC 7.75% 10/15/2031 (n)		5,470,000	5,793,699
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (n)		2,675,000	2,740,834
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (n)		7,635,000	7,759,393
			140,030,809
Gas Utilities - 0.2%
Southern Natural Gas Co LLC 7.35% 2/15/2031		14,890,000	16,460,579
Southern Natural Gas Co LLC 8% 3/1/2032		9,400,000	10,852,045
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (n)		5,750,000	5,520,157
			32,832,781
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.25% 1/15/2034 (n)		4,050,000	4,086,357
Sunnova Energy Corp 11.75% (j)(k)(n)		8,050,000	40,250
Sunnova Energy Corp 5.875% (j)(k)(n)		1,350,000	3,375
Talen Energy Supply LLC 6.25% 2/1/2034 (n)		4,040,000	4,120,452
Talen Energy Supply LLC 6.5% 2/1/2036 (n)		4,040,000	4,177,722
			12,428,156
TOTAL UTILITIES			185,291,746
TOTAL UNITED STATES			2,908,660,833
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 7.25% 2/15/2034 (n)		3,580,000	3,763,671
First Quantum Minerals Ltd 8.625% 6/1/2031 (n)		7,775,000	8,175,899
First Quantum Minerals Ltd 9.375% 3/1/2029 (n)		6,235,000	6,565,455

TOTAL ZAMBIA			18,505,025
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,248,228,818)			3,288,886,703

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (h)(i)	1,711	2,711,650
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11% (l)	234,220	23,139,882
Strategy Inc Series A, 10%	137,400	13,914,498
TOTAL INFORMATION TECHNOLOGY		37,054,380
TOTAL UNITED STATES		39,766,030
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $35,945,851)		39,766,030

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (h)(r)	4,690,000	4,748,548
Energy Transfer LP 6.625% (h)(r)	20,350,000	20,756,174
Energy Transfer LP Series G, 7.125% (h)(r)	14,083,000	14,545,056
Mesquite Energy Inc 7.25% (j)(k)(r)	12,834,000	1,283
TOTAL ENERGY		40,051,061
Financials - 0.7%
Banks - 0.6%
Bank of America Corp 5.875% (h)(r)	60,475,000	62,569,259
Bank of America Corp 6.25% (h)(r)	8,215,000	8,437,504
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.7303% (h)(i)(r)	19,100,000	19,475,974
		90,482,737
Insurance - 0.1%
Alliant Holdings LP 10.5% (h)(j)(r)	20,631,644	20,946,449
TOTAL FINANCIALS		111,429,186
Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (h)(r)	1,105,000	1,117,509
Edison International 5.375% (h)(r)	14,352,000	14,525,976
TOTAL UTILITIES		15,643,485
TOTAL UNITED STATES		167,123,732
TOTAL PREFERRED SECURITIES (Cost $174,093,550)		167,123,732

U.S. Government Agency - Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.1%
Fannie Mae 2% 2/1/2052	2,960,038	2,442,271
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041 (e)	3,774,741	3,302,711
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	439,457	432,179
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	358,794	322,257
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	145,625	130,851
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,167,049	2,977,257
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	157,316	140,859
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,142,547	1,063,366
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (d)	1,081,667	1,091,871
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (d)	788,401	816,103
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	249,638	257,365
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (c)	3,450,251	3,598,824
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (c)	2,566,292	2,672,791
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (c)(d)(e)	3,135,921	3,281,004
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	5,707,171	5,956,944
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	239,956	249,164
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (c)(d)	1,839,180	1,947,242
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (d)	537,816	561,264
Freddie Mac Gold Pool 2.5% 11/1/2041	11,226,639	10,119,177
Freddie Mac Gold Pool 2.5% 2/1/2042	2,103,376	1,893,823
Freddie Mac Gold Pool 2.5% 5/1/2041 (f)	4,483,316	4,062,978
Freddie Mac Gold Pool 5.5% 9/1/2052 (c)	5,247,887	5,391,616
Freddie Mac Gold Pool 6% 11/1/2053	155,991	161,831
Freddie Mac Gold Pool 6% 2/1/2055	2,589,510	2,705,064
Freddie Mac Gold Pool 6.5% 10/1/2053 (d)	2,884,940	3,037,318
Freddie Mac Gold Pool 6.5% 10/1/2053 (c)(d)	2,864,102	3,019,855
Freddie Mac Non Gold Pool 6% 9/1/2053	278,606	289,297
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (c)	3,201,800	3,375,917
Ginnie Mae I Pool 2.5% 12/20/2051	4,095,116	3,508,081
Ginnie Mae I Pool 2.5% 8/20/2051	3,468,667	2,973,601
Ginnie Mae I Pool 2.5% 9/20/2051	3,076,202	2,637,150
Ginnie Mae II Pool 2% 1/20/2051	9,623,974	7,970,958
Ginnie Mae II Pool 2% 10/20/2051	6,321,423	5,234,666
Ginnie Mae II Pool 2% 11/20/2051	1,144,978	948,138
Ginnie Mae II Pool 2% 2/20/2052	124,999,934	103,549,433
Ginnie Mae II Pool 2% 3/20/2052	2,722,372	2,255,202
Ginnie Mae II Pool 2% 8/20/2051	30,794,279	25,500,231
Ginnie Mae II Pool 2% 9/20/2050	1,552,542	1,286,604
Ginnie Mae II Pool 2% 9/20/2051	6,734,837	5,577,006
Ginnie Mae II Pool 2.5% 12/20/2051	215,828,497	186,238,368
Ginnie Mae II Pool 2.5% 3/20/2052	24,997,516	21,574,256
Ginnie Mae II Pool 5.5% 1/1/2056 (b)	17,600,000	17,769,880
Ginnie Mae II Pool 5.5% 12/20/2054	868,748	878,211
Ginnie Mae II Pool 5.5% 2/1/2056 (b)	17,250,000	17,403,026
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	3,050,000	3,073,244
Ginnie Mae II Pool 6% 1/1/2056 (b)	29,300,000	29,856,820
Ginnie Mae II Pool 6% 2/1/2056 (b)	24,400,000	24,845,590
Ginnie Mae II Pool 6% 3/1/2056 (b)	7,800,000	7,934,217
Uniform Mortgage Backed Securities 3% 1/1/2056 (b)	73,200,000	64,696,217
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (b)	36,400,000	33,625,923
TOTAL UNITED STATES		634,638,021
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $631,920,878)		634,638,021

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	2,106,000	2,224,519
Tennessee Valley Authority 5.375% 4/1/2056	3,503,000	3,545,724

TOTAL UNITED STATES		5,770,243
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,776,699)		5,770,243

U.S. Treasury Obligations - 18.9%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (c)	3.84	21,630,000	21,541,579
US Treasury Bills 0% 2/5/2026 (c)	3.81	5,650,000	5,631,103
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	77,934,000	44,644,613
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	90,920,000	55,162,869
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	216,056,000	153,011,533
US Treasury Bonds 3% 2/15/2049	3.00 to 3.10	107,530,000	79,210,966
US Treasury Bonds 3% 5/15/2045	1.80	20,100,000	15,469,149
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.85	82,416,000	66,724,767
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.66	47,820,000	43,887,926
US Treasury Bonds 4.125% 8/15/2053	4.48 to 4.80	16,039,000	14,198,274
US Treasury Bonds 4.25% 8/15/2054	4.65	15,760,000	14,249,256
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	49,031,000	46,834,181
US Treasury Bonds 4.5% 11/15/2054	4.74 to 4.82	36,450,000	34,379,754
US Treasury Bonds 4.5% 2/15/2044	4.58	12,910,000	12,489,416
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.80	23,470,000	22,998,767
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.49	24,660,000	23,749,699
US Treasury Bonds 4.75% 2/15/2037	2.81 to 2.93	8,200,000	8,588,859
US Treasury Bonds 4.75% 5/15/2055	4.67	14,700,000	14,445,047
US Treasury Bonds 4.75% 8/15/2055	4.63 to 4.81	13,280,000	13,055,900
US Treasury Bonds 4.875% 8/15/2045	4.75	1,210,000	1,221,721
US Treasury Bonds 5% 5/15/2045	4.87	15,530,000	15,942,516
US Treasury Bonds 5.25% 2/15/2029	3.91 to 3.94	5,406,000	5,685,592
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.63	17,820,395	16,921,635
US Treasury Notes 0.75% 3/31/2026	0.92	2,000	1,986
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	49,141,000	46,108,079
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	339,517,000	318,947,043
US Treasury Notes 1.25% 12/31/2026	1.26	33,922,000	33,170,678
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.46	38,280,000	36,008,620
US Treasury Notes 1.375% 10/31/2028	1.52	8,911,000	8,395,137
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.64	40,989,000	40,113,180
US Treasury Notes 1.625% 9/30/2026	1.68	3,000	2,957
US Treasury Notes 1.875% 2/28/2027	1.71	191,630,000	188,089,337
US Treasury Notes 2.375% 3/31/2029	2.50	7,500,000	7,225,781
US Treasury Notes 2.5% 3/31/2027	2.72	7,200,000	7,110,844
US Treasury Notes 2.625% 5/31/2027	2.99	90,000	88,924
US Treasury Notes 2.625% 7/31/2029	2.80	23,875,000	23,089,736
US Treasury Notes 2.75% 7/31/2027	2.71	5,670,000	5,605,991
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	83,642,000	77,966,760
US Treasury Notes 2.875% 5/15/2032	2.84	30,472,000	28,731,763
US Treasury Notes 3.125% 11/15/2028	2.66 to 3.01	28,930,000	28,606,798
US Treasury Notes 3.125% 8/31/2029	4.48	3,948,000	3,881,378
US Treasury Notes 3.375% 5/15/2033	3.83	7,260,000	6,979,526
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	10,570,000	10,572,064
US Treasury Notes 3.5% 10/15/2028	3.50	41,940,000	41,899,310
US Treasury Notes 3.5% 10/31/2027	3.58	8,868,000	8,870,078
US Treasury Notes 3.5% 12/15/2028	3.51	16,530,000	16,510,629
US Treasury Notes 3.5% 2/15/2033	3.91	49,310,000	47,921,230
US Treasury Notes 3.625% 3/31/2028	3.59 to 3.60	34,500,000	34,591,641
US Treasury Notes 3.625% 3/31/2030	3.54 to 3.55	21,930,000	21,888,881
US Treasury Notes 3.75% 10/31/2032	3.89	17,030,000	16,841,073
US Treasury Notes 3.75% 11/30/2032	3.95	14,870,000	14,744,534
US Treasury Notes 3.75% 4/15/2028	3.69	13,570,000	13,640,500
US Treasury Notes 3.75% 5/15/2028	3.86	52,610,000	52,896,914
US Treasury Notes 3.75% 5/31/2030	3.69	12,660,000	12,691,156
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	71,020,000	70,784,192
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.82	14,110,000	14,210,313
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	51,100,000	51,478,135
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	30,000,000	30,153,516
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	22,052,000	21,868,521
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	44,930,000	44,263,073
US Treasury Notes 4% 1/15/2027	4.14 to 4.15	61,280,000	61,573,863
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	6,420,000	6,493,980
US Treasury Notes 4% 10/31/2029	4.15	19,300,000	19,552,559
US Treasury Notes 4% 11/15/2035	4.14	4,910,000	4,839,419
US Treasury Notes 4% 7/31/2029	3.83	2,580,000	2,613,463
US Treasury Notes 4% 7/31/2030	4.08	15,390,000	15,585,381
US Treasury Notes 4% 7/31/2032	4.16	5,030,000	5,056,329
US Treasury Notes 4.125% 10/31/2029	3.63	16,239,000	16,516,839
US Treasury Notes 4.125% 10/31/2031	4.39	21,800,000	22,135,516
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.20	52,510,000	53,108,942
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	81,250,000	81,783,203
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	27,900,000	28,374,082
US Treasury Notes 4.125% 3/31/2032	4.23	24,070,000	24,400,022
US Treasury Notes 4.125% 7/31/2028	4.19	15,000,000	15,223,828
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	31,870,000	32,430,215
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	97,240,000	98,672,011
US Treasury Notes 4.25% 11/15/2034	4.31	12,425,000	12,555,560
US Treasury Notes 4.25% 2/15/2028	4.17	71,440,000	72,535,354
US Treasury Notes 4.25% 2/28/2031	4.26 to 4.36	24,300,000	24,859,090
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	42,740,000	43,644,887
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.23	14,210,000	14,312,134
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	32,510,000	33,247,825
US Treasury Notes 4.375% 11/30/2030	4.36	3,000	3,086
US Treasury Notes 4.375% 5/15/2034	3.84	4,680,000	4,782,558
US Treasury Notes 4.625% 9/30/2028	4.76	21,630,000	22,241,723
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	60,470,000	60,162,926
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	25,780,000	27,081,084
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,115,848,310)			2,919,781,279

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u)	3.79	1,128,773,753	1,128,999,508
Fidelity Securities Lending Cash Central Fund (u)(v)	3.77	36,672,645	36,676,312
TOTAL MONEY MARKET FUNDS (Cost $1,165,640,148)			1,165,675,820

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	28,200,000	269,860
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	18,030,000	608,139
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	12,870,000	452,884
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	16,580,000	550,080
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	22,140,000	758,616
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	5,250,000	116,521
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	16,810,000	644,554
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	16,900,000	648,538
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	23,780,000	861,956

TOTAL PUT SWAPTIONS			4,911,148
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	28,200,000	455,299
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	18,030,000	550,187
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	12,870,000	372,740
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	16,580,000	519,648
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	22,140,000	669,785
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	5,250,000	91,655
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	16,810,000	444,596
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	16,900,000	445,987
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	23,780,000	269,689

TOTAL CALL SWAPTIONS			3,819,586
TOTAL PURCHASED SWAPTIONS (Cost $11,402,496)			8,730,734

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $15,353,186,878)	15,545,963,889
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(111,353,319)
NET ASSETS - 100.0%	15,434,610,570

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 1/1/2056	(170,000,000)	(140,700,143)
Ginnie Mae II Pool 2.5% 1/1/2056	(240,850,000)	(207,704,995)
Ginnie Mae II Pool 5.5% 1/1/2056	(17,250,000)	(17,416,502)
Ginnie Mae II Pool 5.5% 2/1/2056	(3,050,000)	(3,077,057)
Ginnie Mae II Pool 6% 1/1/2056	(29,300,000)	(29,856,820)
Ginnie Mae II Pool 6% 2/1/2056	(7,800,000)	(7,942,443)
Uniform Mortgage Backed Securities 2% 1/1/2056	(36,000,000)	(29,084,062)
Uniform Mortgage Backed Securities 2.5% 1/1/2056	(38,575,000)	(32,600,396)
Uniform Mortgage Backed Securities 3% 1/1/2056	(73,200,000)	(64,696,217)
Uniform Mortgage Backed Securities 3% 2/1/2056	(36,600,000)	(32,325,233)
Uniform Mortgage Backed Securities 3.5% 1/1/2056	(36,400,000)	(33,625,923)
Uniform Mortgage Backed Securities 3.5% 2/1/2056	(18,200,000)	(16,756,087)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(615,785,878)

TOTAL TBA SALE COMMITMENTS (Proceeds $616,032,825)		(615,785,878)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	9,471	3/2026	1,063,415,719	(5,133,727)
CBOT 2Y US Treasury Notes Contracts (United States)	2,093	3/2026	436,946,453	16,523
CBOT 5Y US Treasury Notes Contracts (United States)	191	3/2026	20,857,797	(37,621)
CBOT US Treasury Long Bond Contracts (United States)	702	3/2026	80,883,563	(1,020,004)
CBOT US Treasury Ultra Bond Contracts (United States)	3,688	3/2026	433,224,750	(8,737,646)

TOTAL LONG				(14,912,475)

SHORT

Interest Rate Contracts
Eurex Euro-Buxl Contracts (Germany)	287	3/2026	37,141,538	551,828

TOTAL FUTURES CONTRACTS				(14,360,647)
The notional amount of long futures as a percentage of Net Assets is 13.1%.
The notional amount of short futures as a percentage of Net Assets is 0.2%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	64,328,000	USD	42,906,435	HSBC Bank PLC	1/2026	25,343
EUR	24,303,000	USD	28,601,423	Brown Brothers Harriman & Co.	1/2026	(26,547)
EUR	38,808,000	USD	45,600,782	JPMorgan Chase Bank NA	1/2026	28,721
USD	70,873,319	AUD	106,584,000	Barclays Bank PLC	1/2026	(259,635)
USD	72,137,608	CAD	99,768,000	Barclays Bank PLC	1/2026	(584,422)
USD	47,060,807	CHF	37,732,000	JPMorgan Chase Bank NA	1/2026	(627,802)
USD	965,447,468	EUR	828,044,000	Barclays Bank PLC	1/2026	(8,146,519)
USD	91,482,545	EUR	77,738,000	JPMorgan Chase Bank NA	1/2026	80,096
USD	14,251,372	EUR	12,213,000	State Street Bank & Trust Co	1/2026	(108,377)
USD	40,984,749	GBP	30,788,000	JPMorgan Chase Bank NA	1/2026	(515,382)
USD	51,152,220	JPY	7,993,830,000	JPMorgan Chase Bank NA	1/2026	72,054
USD	16,749,454	SGD	21,655,000	BNP Paribas SA	1/2026	(109,101)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(10,171,571)
Unrealized Appreciation						206,214
Unrealized Depreciation						(10,377,785)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	203,411,000	(166,627)	0	(166,627)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	2,320,000	(15,694)	0	(15,694)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2033	6,399,000	(9,558)	0	(9,558)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2031	8,843,000	(359)	0	(359)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2030	25,396,000	(26,612)	0	(26,612)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	218,041,000	(332,257)	0	(332,257)
TOTAL INTEREST RATE SWAPS							(551,107)	0	(551,107)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,880,363.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $8,397,112.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,585,327.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,142,283.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Level 3 security.
(k)	Non-income producing - Security is in default.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,089,274,631 or 7.1% of net assets.

(n)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,738,998,975 or 17.7% of net assets.

(o)	Non-income producing.
(p)	Security or a portion of the security is on loan at period end.
(q)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,985,210 or 0.1% of net assets.

(r)	Security is perpetual in nature with no stated maturity date.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(v)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/2024	5,749,854

New Cotai LLC / New Cotai Capital Corp	9/11/2020	11,110,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	954,026,081	3,540,791,105	3,365,829,724	43,546,656	12,162	(116)	1,128,999,508	1,128,773,753	2.1%
Fidelity Emerging Markets Debt Central Fund	2,228,069,789	137,929,463	82,772,413	137,929,464	(2,366,595)	130,007,578	2,410,867,822	283,631,508	100.0%
Fidelity Floating Rate Central Fund	724,534,413	311,769,839	17,826,119	74,283,259	(900,064)	(17,110,427)	1,000,467,642	10,465,143	50.0%
Fidelity Securities Lending Cash Central Fund	4,347,769	976,463,941	944,127,508	55,344	(7,890)	-	36,676,312	36,672,645	0.1%
Total	3,910,978,052	4,966,954,348	4,410,555,764	255,814,723	(3,262,387)	112,897,035	4,577,011,284

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	22,206,607	-	22,206,607	-

Bank Loan Obligations
Communication Services	20,532,818	-	20,272,261	260,557
Consumer Discretionary	103,072,224	-	103,072,224	-
Consumer Staples	1,985,785	-	1,985,785	-
Energy	24,033,240	-	24,033,240	-
Financials	84,378,823	-	84,378,823	-
Health Care	40,531,138	-	40,531,138	-
Industrials	73,016,945	-	73,016,945	-
Information Technology	250,850,102	-	250,850,102	-
Materials	73,954,146	-	73,954,146	-
Utilities	237,977	-	237,977	-

Collateralized Mortgage Obligations	129,600,916	-	129,600,916	-

Commercial Mortgage Securities	385,814,167	-	385,814,167	-

Common Stocks
Communication Services	144,737,324	138,391,719	-	6,345,605
Consumer Discretionary	107,684,829	79,366,001	27,623,526	695,302
Consumer Staples	11,221,593	11,198,710	-	22,883
Energy	51,169,298	7,418,011	-	43,751,287
Financials	141,687,576	141,685,988	-	1,588
Health Care	8,438,967	8,420,880	-	18,087
Industrials	242,713,176	242,713,176	-	-
Information Technology	323,965,357	322,210,181	-	1,755,176
Materials	27,818,301	27,818,299	-	2
Utilities	74,860,243	74,857,821	-	2,422

Convertible Corporate Bonds
Communication Services	62,415,986	-	62,415,986	-
Consumer Discretionary	3,585,105	-	-	3,585,105
Financials	3,764,640	-	3,764,640	-
Information Technology	12,381,769	-	12,381,769	-

Convertible Preferred Stocks
Financials	62,291,233	-	-	62,291,233

Fixed-Income Funds	3,598,804,078	3,598,804,078	-	-

Foreign Government and Government Agency Obligations	1,227,836,964	-	1,227,836,964	-

Non-Convertible Corporate Bonds
Communication Services	410,614,770	-	410,614,770	-
Consumer Discretionary	419,185,075	-	415,843,663	3,341,412
Consumer Staples	138,100,343	-	138,100,343	-
Energy	541,825,138	-	541,825,138	-
Financials	352,371,091	-	352,371,091	-
Health Care	194,947,019	-	194,947,019	-
Industrials	443,794,142	-	443,794,142	-
Information Technology	219,293,335	-	219,293,335	-
Materials	233,774,554	-	233,774,554	-
Real Estate	146,923,650	-	146,923,650	-
Utilities	188,057,586	-	188,013,961	43,625

Non-Convertible Preferred Stocks
Energy	2,711,650	-	2,711,650	-
Information Technology	37,054,380	37,054,380	-	-

Preferred Securities
Energy	40,051,061	-	40,049,778	1,283
Financials	111,429,186	-	90,482,737	20,946,449
Utilities	15,643,485	-	15,643,485	-

U.S. Government Agency - Mortgage Securities	634,638,021	-	634,638,021	-

U.S. Government Agency Obligations
Utilities	5,770,243	-	5,770,243	-

U.S. Treasury Obligations	2,919,781,279	-	2,919,781,279	-

Money Market Funds	1,165,675,820	1,165,675,820	-	-

Purchased Swaptions	8,730,734	-	8,730,734	-
Total Investments in Securities:	15,545,963,889	5,855,615,064	9,547,286,809	143,062,016
Derivative Instruments:

Assets
Futures Contracts	568,351	568,351	-	-
Forward Foreign Currency Contracts	206,214	-	206,214	-
Total Assets	774,565	568,351	206,214	-

Liabilities
Futures Contracts	(14,928,998)	(14,928,998)	-	-
Forward Foreign Currency Contracts	(10,377,785)	-	(10,377,785)	-
Swaps	(551,107)	-	(551,107)	-
Total Liabilities	(25,857,890)	(14,928,998)	(10,928,892)	-
Total Derivative Instruments:	(25,083,325)	(14,360,647)	(10,722,678)	-
Other Financial Instruments:

TBA Sale Commitments	(615,785,878)	-	(615,785,878)	-
Total Other Financial Instruments:	(615,785,878)	-	(615,785,878)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	206,214	(10,377,785)
Total Foreign Exchange Risk	206,214	(10,377,785)
Interest Rate Risk
Futures Contracts (b)	568,351	(14,928,998)
Purchased Swaptions (c)	8,730,734	-
Swaps (d)	-	(551,107)
Total Interest Rate Risk	9,299,085	(15,480,105)
Total Value of Derivatives	9,505,299	(25,857,890)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $35,749,516) - See accompanying schedule:
Unaffiliated issuers (cost $10,551,339,430)	$10,968,952,605
Fidelity Central Funds (cost $4,801,847,448)	4,577,011,284

Total Investment in Securities (cost $15,353,186,878)		$15,545,963,889
Segregated cash with brokers for derivative instruments		1,491,160
Cash		42,391,903
Foreign currency held at value (cost $3,887)		3,840
Receivable for investments sold		67,138,531
Receivable for TBA sale commitments		616,032,825
Unrealized appreciation on forward foreign currency contracts		206,214
Receivable for fund shares sold		13,096,383
Dividends receivable		1,030,361
Interest receivable		109,100,940
Distributions receivable from Fidelity Central Funds		3,898,878
Receivable for daily variation margin on centrally cleared swaps		308,585
Prepaid expenses		10,623
Other receivables		915
Total assets		16,400,675,047
Liabilities
Payable for investments purchased
Regular delivery	$45,467,660
Delayed delivery	199,211,183
TBA sale commitments, at value	615,785,879
Unrealized depreciation on forward foreign currency contracts	10,377,785
Payable for fund shares redeemed	36,326,267
Distributions payable	5,288,977
Accrued management fee	8,276,111
Distribution and service plan fees payable	596,260
Payable for daily variation margin on futures contracts	7,399,554
Other payables and accrued expenses	650,599
Collateral on securities loaned	36,684,202
Total liabilities		966,064,477
Net Assets		$15,434,610,570
Net Assets consist of:
Paid in capital		$15,757,004,161
Total accumulated earnings (loss)		(322,393,591)
Net Assets		$15,434,610,570

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,629,217,775 ÷ 136,773,454 shares)(a)		$11.91
Maximum offering price per share (100/96.00 of $11.91)		$12.41
Class M :
Net Asset Value and redemption price per share ($641,163,427 ÷ 53,855,472 shares)(a)		$11.91
Maximum offering price per share (100/96.00 of $11.91)		$12.41
Class C :
Net Asset Value and offering price per share ($148,080,873 ÷ 12,467,207 shares)(a)		$11.88
Fidelity Strategic Income Fund :
Net Asset Value, offering price and redemption price per share ($5,670,602,383 ÷ 469,146,052 shares)		$12.09
Class I :
Net Asset Value, offering price and redemption price per share ($5,564,130,604 ÷ 460,311,847 shares)		$12.09
Class Z :
Net Asset Value, offering price and redemption price per share ($1,781,415,508 ÷ 147,303,753 shares)		$12.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$29,336,862
Interest		443,245,123
Income from Fidelity Central Funds (including $55,344 from security lending)		255,814,723
Total income		728,396,708
Expenses
Management fee	$95,947,155
Distribution and service plan fees	7,131,544
Custodian fees and expenses	54,157
Independent trustees' fees and expenses	35,841
Registration fees	370,295
Audit fees	156,501
Legal	62,298
Miscellaneous	150,448
Total expenses before reductions	103,908,239
Expense reductions	(61,338)
Total expenses after reductions		103,846,901
Net Investment income (loss)		624,549,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,859,804
Fidelity Central Funds	(3,262,387)
Forward foreign currency contracts	(74,598,052)
Foreign currency transactions	1,084,828
Futures contracts	62,193,295
Swaps	1,303,899
Written options	196,958
Total net realized gain (loss)		(221,655)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	558,942,608
Fidelity Central Funds	112,897,035
Forward foreign currency contracts	(36,902,798)
Assets and liabilities in foreign currencies	699,311
Futures contracts	1,629,747
Swaps	(3,865,415)
TBA sale commitments	(5,279,482)
Total change in net unrealized appreciation (depreciation)		628,121,006
Net gain (loss)		627,899,351
Net increase (decrease) in net assets resulting from operations		$1,252,449,158
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$624,549,807	$618,030,519
Net realized gain (loss)	(221,655)	56,683,525
Change in net unrealized appreciation (depreciation)	628,121,006	115,443,195
Net increase (decrease) in net assets resulting from operations	1,252,449,158	790,157,239
Distributions to shareholders	(644,962,540)	(571,080,365)

Share transactions - net increase (decrease)	477,122,545	839,204,523
Total increase (decrease) in net assets	1,084,609,163	1,058,281,397

Net Assets
Beginning of period	14,350,001,407	13,291,720,010
End of period	$15,434,610,570	$14,350,001,407

Financial Highlights
Fidelity Advisor® Strategic Income Fund Class A

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.43	$11.24	$10.73	$12.51	$12.61
Income from Investment Operations
Net investment income (loss) A,B	.467	.486	.456	.359	.303
Net realized and unrealized gain (loss)	.496	.151	.507	(1.764)	.143
Total from investment operations	.963	.637	.963	(1.405)	.446
Distributions from net investment income	(.483)	(.447)	(.453)	(.361)	(.305)
Distributions from net realized gain	-	-	-	(.014)	(.241)
Total distributions	(.483)	(.447)	(.453)	(.375)	(.546)
Net asset value, end of period	$11.91	$11.43	$11.24	$10.73	$12.51
Total Return C,D	8.58%	5.76%	9.19%	(11.29)%	3.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.93%	.94%	.97%	.98%	.97%
Expenses net of fee waivers, if any	.93%	.94%	.97%	.97%	.96%
Expenses net of all reductions, if any	.93%	.94%	.97%	.97%	.96%
Net investment income (loss)	4.00%	4.28%	4.19%	3.18%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,629,218	$1,626,003	$1,618,639	$1,636,956	$2,072,285
Portfolio turnover rate G	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class M

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$11.23	$10.72	$12.51	$12.61
Income from Investment Operations
Net investment income (loss) A,B	.467	.486	.457	.360	.304
Net realized and unrealized gain (loss)	.506	.151	.507	(1.774)	.142
Total from investment operations	.973	.637	.964	(1.414)	.446
Distributions from net investment income	(.483)	(.447)	(.454)	(.362)	(.305)
Distributions from net realized gain	-	-	-	(.014)	(.241)
Total distributions	(.483)	(.447)	(.454)	(.376)	(.546)
Net asset value, end of period	$11.91	$11.42	$11.23	$10.72	$12.51
Total Return C,D	8.67%	5.77%	9.20%	(11.37)%	3.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.93%	.94%	.97%	.97%	.96%
Expenses net of fee waivers, if any	.93%	.94%	.96%	.97%	.96%
Expenses net of all reductions, if any	.93%	.94%	.96%	.97%	.96%
Net investment income (loss)	4.00%	4.28%	4.20%	3.19%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$641,163	$609,111	$616,232	$629,724	$796,701
Portfolio turnover rate G	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class C

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$11.21	$10.70	$12.48	$12.58
Income from Investment Operations
Net investment income (loss) A,B	.379	.400	.373	.275	.208
Net realized and unrealized gain (loss)	.506	.141	.507	(1.765)	.142
Total from investment operations	.885	.541	.880	(1.490)	.350
Distributions from net investment income	(.395)	(.361)	(.370)	(.276)	(.209)
Distributions from net realized gain	-	-	-	(.014)	(.241)
Total distributions	(.395)	(.361)	(.370)	(.290)	(.450)
Net asset value, end of period	$11.88	$11.39	$11.21	$10.70	$12.48
Total Return C,D	7.88%	4.89%	8.39%	(11.99)%	2.81%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.68%	1.69%	1.73%	1.73%	1.72%
Expenses net of fee waivers, if any	1.68%	1.69%	1.73%	1.73%	1.72%
Expenses net of all reductions, if any	1.68%	1.69%	1.73%	1.73%	1.72%
Net investment income (loss)	3.25%	3.53%	3.43%	2.43%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$148,081	$165,257	$184,200	$222,216	$353,988
Portfolio turnover rate G	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$11.40	$10.88	$12.70	$12.79
Income from Investment Operations
Net investment income (loss) A,B	.508	.527	.495	.399	.346
Net realized and unrealized gain (loss)	.516	.150	.517	(1.805)	.153
Total from investment operations	1.024	.677	1.012	(1.406)	.499
Distributions from net investment income	(.524)	(.487)	(.492)	(.400)	(.348)
Distributions from net realized gain	-	-	-	(.014)	(.241)
Total distributions	(.524)	(.487)	(.492)	(.414)	(.589)
Net asset value, end of period	$12.09	$11.59	$11.40	$10.88	$12.70
Total Return C	9.00%	6.05%	9.54%	(11.14)%	3.96%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.65%	.68%	.68%	.66%
Expenses net of fee waivers, if any	.64%	.65%	.67%	.68%	.66%
Expenses net of all reductions, if any	.64%	.65%	.67%	.68%	.66%
Net investment income (loss)	4.29%	4.57%	4.49%	3.48%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$5,670,602	$5,437,824	$5,417,185	$5,456,882	$7,244,948
Portfolio turnover rate F	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class I

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$11.40	$10.88	$12.70	$12.79
Income from Investment Operations
Net investment income (loss) A,B	.504	.522	.490	.394	.340
Net realized and unrealized gain (loss)	.515	.150	.518	(1.805)	.153
Total from investment operations	1.019	.672	1.008	(1.411)	.493
Distributions from net investment income	(.519)	(.482)	(.488)	(.395)	(.342)
Distributions from net realized gain	-	-	-	(.014)	(.241)
Total distributions	(.519)	(.482)	(.488)	(.409)	(.583)
Net asset value, end of period	$12.09	$11.59	$11.40	$10.88	$12.70
Total Return C	8.96%	6.00%	9.49%	(11.18)%	3.91%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.68%	.70%	.72%	.72%	.71%
Expenses net of fee waivers, if any	.68%	.70%	.72%	.72%	.71%
Expenses net of all reductions, if any	.68%	.69%	.72%	.72%	.71%
Net investment income (loss)	4.25%	4.53%	4.44%	3.44%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$5,564,131	$5,020,032	$4,401,374	$3,986,403	$5,460,460
Portfolio turnover rate F	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class Z

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$11.41	$10.89	$12.70	$12.80
Income from Investment Operations
Net investment income (loss) A,B	.515	.533	.502	.405	.352
Net realized and unrealized gain (loss)	.506	.151	.517	(1.794)	.143
Total from investment operations	1.021	.684	1.019	(1.389)	.495
Distributions from net investment income	(.531)	(.494)	(.499)	(.407)	(.354)
Distributions from net realized gain	-	-	-	(.014)	(.241)
Total distributions	(.531)	(.494)	(.499)	(.421)	(.595)
Net asset value, end of period	$12.09	$11.60	$11.41	$10.89	$12.70
Total Return C	8.97%	6.11%	9.60%	(11.00)%	3.92%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.58%	.60%	.62%	.62%	.61%
Expenses net of fee waivers, if any	.58%	.60%	.61%	.62%	.61%
Expenses net of all reductions, if any	.58%	.60%	.61%	.62%	.61%
Net investment income (loss)	4.35%	4.62%	4.55%	3.54%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,781,416	$1,491,775	$1,054,090	$901,928	$1,058,105
Portfolio turnover rate F	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Restricted Securities Swaps	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or interest, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, swap agreements, defaulted bonds, partnerships, capital loss carryforwards and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$851,738,887
Gross unrealized depreciation	(686,647,559)
Net unrealized appreciation (depreciation)	$165,091,328
Tax Cost	$15,339,187,208

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,167,033
Capital loss carryforward	$(470,643,533)
Net unrealized appreciation (depreciation) on securities and other investments	$163,206,527

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(218,397,480)
Long-term	(252,246,053)
Total capital loss carryforward	$(470,643,533)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$644,962,540	$571,080,365

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Strategic Income Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(74,598,052)	(36,902,798)
Total Foreign Exchange Risk	(74,598,052)	(36,902,798)
Interest Rate Risk
Futures Contracts	62,193,295	1,629,747
Purchased Options	(268,691)	(2,685,855)
Written Options	196,958	-
Swaps	1,303,899	(3,865,415)
Total Interest Rate Risk	63,425,461	(4,921,522)
Totals	(11,172,591)	(41,824,320)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Advisor Strategic Income Fund	1,403,810,416

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.
Average Notional Amount ($)
Fidelity Advisor Strategic Income Fund	1,883,782,380

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	7,245,674,650	6,877,588,626
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.69
Class C	.70
Fidelity Strategic Income Fund	.65
Class I	.69
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Strategic Income Fund	.64
Class I	.68
Class Z	.58

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,034,749	92,288
Class M	- %	.25%	1,549,135	10,482
Class C	.75%	.25%	1,547,660	241,010
			7,131,544	343,780

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	82,841
Class M	12,597
Class C A	2,413
97,851

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Strategic Income Fund	3,348

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Strategic Income Fund	12,906,452	1,031,542	210,273

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Strategic Income Fund	2,063
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Strategic Income Fund	19,890
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Strategic Income Fund	5,924	6,290	34,820
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $61,338.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$66,679,516	$63,918,315
Class M	25,665,185	24,071,063
Class C	5,197,696	5,553,945
Fidelity Strategic Income Fund	243,319,237	226,979,783
Class I	231,551,708	199,054,622
Class Z	72,549,198	51,502,637
Total	$644,962,540	$571,080,365
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	15,414,393	19,392,330	$180,145,699	$220,557,283
Reinvestment of distributions	5,451,749	5,378,348	63,888,809	61,115,608
Shares redeemed	(26,405,986)	(26,496,397)	(307,649,009)	(300,987,914)
Net increase (decrease)	(5,539,844)	(1,725,719)	$(63,614,501)	$(19,315,023)
Class M
Shares sold	6,452,284	5,721,712	$75,539,616	$64,984,128
Reinvestment of distributions	2,152,412	2,077,010	25,216,284	23,589,475
Shares redeemed	(8,089,829)	(9,325,181)	(94,241,827)	(105,699,419)
Net increase (decrease)	514,867	(1,526,459)	$6,514,073	$(17,125,816)
Class C
Shares sold	2,616,808	3,137,695	$30,458,444	$35,608,141
Reinvestment of distributions	436,749	477,856	5,102,882	5,412,387
Shares redeemed	(5,091,649)	(5,548,678)	(59,101,804)	(62,838,975)
Net increase (decrease)	(2,038,092)	(1,933,127)	$(23,540,478)	$(21,818,447)
Fidelity Strategic Income Fund
Shares sold	77,341,396	73,864,824	$918,961,357	$853,039,264
Reinvestment of distributions	17,875,007	17,259,649	212,547,089	198,988,640
Shares redeemed	(95,159,838)	(97,166,327)	(1,125,758,199)	(1,117,791,690)
Net increase (decrease)	56,565	(6,041,854)	$5,750,247	$(65,763,786)
Class I
Shares sold	123,290,497	143,105,380	$1,458,529,431	$1,649,388,100
Reinvestment of distributions	18,512,857	16,482,079	220,228,936	190,109,038
Shares redeemed	(114,496,792)	(112,582,442)	(1,351,414,881)	(1,298,796,466)
Net increase (decrease)	27,306,562	47,005,017	$327,343,486	$540,700,672
Class Z
Shares sold	52,513,066	56,845,335	$623,344,518	$660,287,025
Reinvestment of distributions	5,014,003	3,568,072	59,679,482	41,222,453
Shares redeemed	(38,836,193)	(24,201,249)	(458,354,282)	(278,982,555)
Net increase (decrease)	18,690,876	36,212,158	$224,669,718	$422,526,923
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Strategic Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 16.51% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $367,391,702 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $626,473,184 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Strategic Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked equal to the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the total expenses for Class I of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Lipper categorizes Class I as institutional load, but Fidelity's Class I has no investment minimum, unlike many institutional load funds. The Board further noted that Lipper's institutional load classification includes classes with a range of investment minimums, 12b-1 fees and distribution methods, and that funds with higher investment minimums tend to have lower total expenses. In information provided to the Board, Fidelity stated that it believes Class I is generally more comparable to retail no-load funds and classes, which tend to have similar investment minimums.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.540220.128
SI-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026